Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Summary of Employee Benefits Expense

Employee benefits expense are detailed as follows:

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Included in Cost of sales:
Wages and salaries	134,619	123,773	112,687
Social security costs	25,610	22,720	19,815
Pension costs	4,917	4,260	3,965
Included in Selling and Marketing expenses:
Wages and salaries	12,716	11,522	11,033
Social security costs	1,531	1,278	1,422
Pension costs	403	363	349
Included in General and Administrative expenses:
Wages and salaries	26,106	17,313	14,907
Social security costs	3,589	2,900	2,795
Pension costs	545	545	374
Cash settled awards	(10,831)	2,394	1,284
Stock grant plan	1,740	—	—
Included in Research and Development expenses:
Wages and salaries	9,089	6,327	4,184
Social security costs	1,270	857	645
Pension costs	331	232	194
Total employee benefits expense	211,635	194,484	173,654

Summary of Average Size of Group's Workforce

The average size of the Group's workforce during the year is as follows:

	For the years ended December 31,
	2021	2020	2019
Executives	51	42	37
Managers	126	113	124
Employees	4,284	3,889	3,664
Total Workforce	4,461	4,044	3,825